Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
July 31, 2020

Dates Covered
Collections Period	07/01/20 - 07/31/20
Interest Accrual Period	07/15/20 - 08/16/20
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/20	826,394,285.92	38,405
Yield Supplement Overcollateralization Amount 06/30/20	44,128,350.84	0
Receivables Balance 06/30/20	870,522,636.76	38,405
Principal Payments	26,800,923.88	553
Defaulted Receivables	135,581.05	4
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/20	42,209,352.12	0
Pool Balance at 07/31/20	801,376,779.71	37,848

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.18%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,792,680.81	70
Past Due 61-90 days	395,365.19	19
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	2,188,046.00	89

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.26%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.05%
Delinquency Trigger Occurred	NO

Recoveries	92,587.68
Aggregate Net Losses/(Gains) - July 2020	42,993.37
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.06%
Prior Net Losses Ratio	0.00%
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	9,215,832.97
Actual Overcollateralization	9,086,339.91
Weighted Average APR	3.77%
Weighted Average APR, Yield Adjusted	6.11%
Weighted Average Remaining Term	58.26

Flow of Funds	$ Amount
Collections	29,636,525.45
Investment Earnings on Cash Accounts	521.27
Servicing Fee(1)	(725,435.53)
Transfer to Collection Account	-
Available Funds	28,911,611.19

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	361,019.19
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	6,666,545.84
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,086,339.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	28,911,611.19
Servicing Fee	725,435.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 07/15/20	820,793,325.55
Principal Paid	28,502,885.75
Note Balance @ 08/17/20	792,290,439.80

Class A-1
Note Balance @ 07/15/20	142,113,325.55
Principal Paid	28,502,885.75
Note Balance @ 08/17/20	113,610,439.80
Note Factor @ 08/17/20	67.2251123%

Class A-2a
Note Balance @ 07/15/20	231,800,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	231,800,000.00
Note Factor @ 08/17/20	100.0000000%

Class A-2b
Note Balance @ 07/15/20	50,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	50,000,000.00
Note Factor @ 08/17/20	100.0000000%

Class A-3
Note Balance @ 07/15/20	281,800,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	281,800,000.00
Note Factor @ 08/17/20	100.0000000%

Class A-4
Note Balance @ 07/15/20	76,830,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	76,830,000.00
Note Factor @ 08/17/20	100.0000000%

Class B
Note Balance @ 07/15/20	25,500,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	25,500,000.00
Note Factor @ 08/17/20	100.0000000%

Class C
Note Balance @ 07/15/20	12,750,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	12,750,000.00
Note Factor @ 08/17/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	408,725.44
Total Principal Paid	28,502,885.75
Total Paid	28,911,611.19

Class A-1
Coupon	0.26763%
Interest Paid	34,864.31
Principal Paid	28,502,885.75
Total Paid to A-1 Holders	28,537,750.06

Class A-2a
Coupon	0.55000%
Interest Paid	106,241.67
Principal Paid	0.00
Total Paid to A-2a Holders	106,241.67

Class A-2b
One-Month Libor	0.17475%
Coupon	0.42475%
Interest Paid	19,467.71
Principal Paid	0.00
Total Paid to A-2b Holders	19,467.71

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4821695
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.6245821
Total Distribution Amount	34.1067516

A-1 Interest Distribution Amount	0.2062977
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	168.6561287
Total A-1 Distribution Amount	168.8624264

A-2a Interest Distribution Amount	0.4583333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.4583333

A-2b Interest Distribution Amount	0.3893542
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.3893542

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	233.89
Noteholders' Third Priority Principal Distributable Amount	447.32
Noteholders' Principal Distributable Amount	318.79

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/20	8,498,098.59
Investment Earnings	521.27
Investment Earnings Paid	(521.27)
Deposit/(Withdrawal)	-
Balance as of 08/17/20	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,810,456.66	$5,515,932.09	N/A
Number of Extensions	171	182	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.55%	0.62%	N/A

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.